Income Taxes (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure Of Income Taxes [Abstract]
Summary of Differences and Related Tax Effects

Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory tax rates of (2024 – 27%, 2023 – 27%, and 2022 – 27%) to the earnings before income taxes. The reasons for the differences and related tax effects are as follows:

	2024	2023	2022
	$	$	$
Earnings (loss) before income taxes	(28,703)	(27,752)	(15,848)

Income taxes (recovery) on earnings before income taxes, at above basic rate	(7,750)	(7,493)	(3,627)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	1	8	322
Estimated SR&ED ITC	(166)	(198)	—
Effects of tax rate change and foreign exchange	—	209	12
Deferred income tax asset recognized	—	—	(138)
Tax rate difference by jurisdiction	588	948	(359)
Tax benefits not recognized	3,072	4,885	4,651
Impairment loss	2,790	602	—
Prior year tax assessments and adjustments	(183)	(420)	—
Other	122	267	—
Income taxes (recovery)	(1,526)	(1,192)	861

	2024	2023	2022
	$	$	$
Current income taxes	177	(242)	1,390
Deferred income taxes (recovery)	(1,703)	(950)	(529)
Income taxes (recovery)	(1,526)	(1,192)	861

Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2024	2023	2022
	$	$	$
Other tax pools		31	(20)
Capital assets net of lease liabilities	16	(61)	8
Inventory and intangible assets	(5,841)	(7,631)	(8,093)
Recognized deferred income tax liabilities	(5,825)	(7,661)	(8,105)

	2024	2023	2022
	$	$	$
Non-capital losses carried forward (expire from 2027 to 2040)	13,424	9,930	10,514
Other tax pools	—	—	1,373
Capital losses carried forward	295	295	194
Capital assets net of lease liabilities	—	20	13
Financing costs	402	746	979
Less: unrecognized deferred income tax asset	(14,121)	(10,991)	(13,073)
Unrecognized deferred income tax liabilities	—	—	—